Financial instruments - risk management (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss before tax	£ (5,979)	£ (7,485)	£ (8,488)
Total equity	8,322	4,678	3,162	£ 10,452
Foreign currency sensitivity analysis [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loss before tax	146	373	25
Total equity	146	373	25
Foreign currency sensitivity analysis [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loss before tax		2	(1)
Total equity		2	(1)
Foreign currency sensitivity analysis [member] | Other [member]
IfrsStatementLineItems [Line Items]
Loss before tax	(1)
Total equity	£ (1)